CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net loss	$ (12,688)	$ (48,705)	$ (30,888)
Adjustments to reconcile net loss to net used in operating activities
Depreciation expense (Note 5)	5,320	5,728	5,729
Loss on sale of vessel	(1,098)	0	0
Amortization of debt discount	40	249	0
Gain on debt extinguishment principal (Note 11)	(15,000)	(9,633)	0
Gain on debt extinguishment - accrued interest	(449)	0	0
Gain on debt extinguishment - accrued fees	(1,409)	0	0
Loss on debt extinguishment - deferred finance costs (Note 8)	801	0	0
Gain on settlement of payable	0	(1,149)	0
Common stock issued to Manager (Note 16)	0	2,836	1,037
Common stock issued for cancellation of covenant (Note 16)	0	1,180	0
Common stock issued to Company’s officers, directors and employees (Note 16)	0	3,783	0
Loss on settlement of liability through stock issuance (Note 16)	0	3,914	0
Amortization of deferred financing fees (Note 8)	226	904	555
Amortization of deferred dry-docking and special survey costs (Note 8)	167	199	988
Provision and write-offs of insurance claims and bad debts	0	0	1,675
Stock-based compensation charge (Note 15)	638	42	122
Write off of deferred financing fees (Note 8)	0	939	191
Change in fair value of derivatives (Note 9)	(200)	(246)	(314)
Vessel impairment loss (Notes 5 and 6)	0	27,455	12,480
Changes in:
-Trade receivables	724	(88)	419
-Insurance claims	186	90	351
-Due from related party	734	(821)	217
-Inventories	(134)	489	82
-Prepayments and other	150	(450)	111
-Accounts payable	(1,362)	7,657	5,849
-Accrued liabilities	1,515	2,112	937
-Unearned revenue	52	(204)	(12)
-Due to related party	0	(94)	2,050
-Dry-docking and special survey costs paid (Note 8)	0	(167)	0
(Increase) - decrease of deferred charges (Note 8)	0	0	(3,303)
Dry-docking and special survey costs for vessels held for sale (Note 8)	0	0	(301)
Net Cash used in Operating Activities	(19,593)	(3,978)	(2,025)
Cash flows from Financing Activities:
Increase in restricted cash	0	0	1,125
Proceeds from convertible notes (Note 10)	304	489	250
Repayment of bank loans	(27,089)	0	0
Issuance of convertible preferred stock for cash, net (Note 16)	23,970	10,000	(40)
Proceeds from sale of common stock (Note 16)	0	1,041	388
Proceeds from sale of vessels	14,872	0	0
Net Cash provided by Financing Activities	12,057	11,530	1,723
Net increase (decrease) in cash and cash equivalents	(7,536)	7,552	(302)
Cash and cash equivalents, beginning of year	7,581	29	331
Cash and cash equivalents, end of year	45	7,581	29
Supplemental Cash Flow Information:
Cash paid for interest	960	124	1,089
Cash paid for taxes	0	0	0
Non-Cash Operating Activities:
Shares issued to settle fees owed to the Manager (Note 4)	0	2,559	2,040
Notes converted to common stock (Notes 10)	129	375	0
Common stock issued for current debt extinguishment	0	20,575	0
Common stock issued for repayment of payables	0	13,599	0
Beneficial Conversion feature	164	262	0
Bareboat Charter Lease	12,250	0	0
Security deposit for charter terms	$ 3,750	$ 0	$ 0